CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (Parenthetical) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY
Issuance costs	€ 1,954	€ 1,961